Summary of Significant Accounting Policies Adoption of New Accounting Standards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cumulative Effect on Retained Earnings, Net of Tax	$ 3,131
Prior Period Reclassification Adjustment		$ 7,600	$ 16,000
Retained Earnings (Accumulated Deficit) [Member]
Cumulative Effect on Retained Earnings, Net of Tax	$ 3,131